Earnings per share	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Earnings per share

15. Earnings per share

The Company calculates earnings per share in accordance with FASB ASC Topic 260 Earnings Per Share and FASB ASC Topic 260-10-45 Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities. Basic and diluted earnings losses per equity share give effect to the change in the number of equity shares of the Company. The calculation of basic earnings per equity share is determined by dividing net profit/loss attributable to APGL equity shareholders by the weighted average number of equity shares outstanding during the respective periods. The potentially dilutive shares, consisting of employee share options, compulsorily convertible debentures, and compulsorily convertible preferred shares have been included in the computation of diluted net earnings per share and the weighted average shares outstanding, except where the result would be anti-dilutive.

The Mezzanine CCPS shareholders were entitled to participate, along with the equity shareholders, in the earnings of the Company. Under ASC Topic 260 such participative rights would require the two-class method of reporting EPS. As the preferred shares do not participate in losses, the Company had excluded these shares, as including them would be antidilutive.

(Loss)/profit per share is presented below:

	Year ended March 31
	2017	2018	2019	2019
	(INR)	(INR)	(INR)	(US$)
Net (loss)/profit attributable to APGL	(1,172,645)	(820,682)	78,399	1,133
Add: Accretion on Mezzanine CCPS	(235,853)	—	—	—
Add: Accretion of redeemable non-controlling interest	(44,073)	(6,397)	—	—
Net (loss)/profit attributable to APGL equity shareholders (A)	(1,452,571)	(827,079)	78,399	1,133
Shares outstanding for allocation of undistributed income:
Equity shares	25,915,956	25,996,932	41,040,028	41,040,028
Weighted average shares outstanding
Equity shares – Basic (B)	13,040,618	25,974,111	33,063,832*	33,063,832*
Equity shares – Diluted (C)	13,040,618	25,974,111	33,968,127*	33,968,127*
Net (loss)/profit per share — basic and diluted
Equity earnings per share – Basic (D=A/B)	(111.39)	(31.84)	2.37	0.03
Equity earnings per share – Diluted (E=A/C)	(111.39)	(31.84)	2.31	0.03

* — During the year, the Company issued 14,915,542 shares at US$ 12.50 per share, during its Follow-on Public Offering (FPO).

The number of share options outstanding but not included in the computation of diluted earnings per equity share because their effect was antidilutive is 540,280 and 1,058,527 for years ended March 31, 2017 and 2018, respectively.